Offerings	Aug. 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2028
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,825.00
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in Eli Lilly and Company's Registration Statement on Form S-3 (File No. 333-285052), which was filed on February 19, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.000% notes due 2028
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 999,510,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,024.98
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in Eli Lilly and Company's Registration Statement on Form S-3 (File No. 333-285052), which was filed on February 19, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.250% notes due 2031
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,790,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,792.85
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in Eli Lilly and Company's Registration Statement on Form S-3 (File No. 333-285052), which was filed on February 19, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% notes due 2032
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 999,600,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,038.76
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in Eli Lilly and Company's Registration Statement on Form S-3 (File No. 333-285052), which was filed on February 19, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% notes due 2035
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,248,962,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,216.16
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in Eli Lilly and Company's Registration Statement on Form S-3 (File No. 333-285052), which was filed on February 19, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.550% notes due 2055
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 993,760,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,144.66
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in Eli Lilly and Company's Registration Statement on Form S-3 (File No. 333-285052), which was filed on February 19, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.650% notes due 2065
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 996,380,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,545.78
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in Eli Lilly and Company's Registration Statement on Form S-3 (File No. 333-285052), which was filed on February 19, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.